IFRS 7 - Disclosure - Market Risk - Sensitivity of Pre-Tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	$ (1,876)	$ (1,832)
NII Sensitivity	1,926	890
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	277	618
NII Sensitivity	(872)	$ (1,231)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(19)
NII Sensitivity	926
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(244)
NII Sensitivity	(459)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(1,857)
NII Sensitivity	1,000
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	521
NII Sensitivity	$ (413)